Exhibit 99
Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	June 2017
Payment Date	7/17/2017
Transaction Month	18
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,144,164,174.83	45,966	57.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$228,900,000.00	0.68000%	February 15, 2017
Class A-2a Notes	$200,000,000.00	1.120%	December 15, 2018
Class A-2b Notes	$163,100,000.00	1.559%	December 15, 2018
Class A-3 Notes	$305,200,000.00	1.390%	July 15, 2020
Class A-4 Notes	$102,780,000.00	1.600%	June 15, 2021
Class B Notes	$31,580,000.00	1.940%	July 15, 2021
Class C Notes	$21,050,000.00	2.190%	July 15, 2022
Total	$1,052,610,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,470,913.82

Principal:
Principal Collections	$16,084,437.71
Prepayments in Full	$8,203,315.78
Liquidation Proceeds	$161,028.13
Recoveries	$47,256.69
Sub Total	$24,496,038.31
Collections	$25,966,952.13

Purchase Amounts:
Purchase Amounts Related to Principal	$180,973.38
Purchase Amounts Related to Interest	$758.59
Sub Total	$181,731.97

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$26,148,684.10

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	June 2017
Payment Date	7/17/2017
Transaction Month	18
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$26,148,684.10
Servicing Fee	$517,336.23	$517,336.23	$0.00	$0.00	$25,631,347.87
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$25,631,347.87
Interest - Class A-2a Notes	$44,726.05	$44,726.05	$0.00	$0.00	$25,586,621.82
Interest - Class A-2b Notes	$54,151.53	$54,151.53	$0.00	$0.00	$25,532,470.29
Interest - Class A-3 Notes	$353,523.33	$353,523.33	$0.00	$0.00	$25,178,946.96
Interest - Class A-4 Notes	$137,040.00	$137,040.00	$0.00	$0.00	$25,041,906.96
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,041,906.96
Interest - Class B Notes	$51,054.33	$51,054.33	$0.00	$0.00	$24,990,852.63
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,990,852.63
Interest - Class C Notes	$38,416.25	$38,416.25	$0.00	$0.00	$24,952,436.38
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$24,952,436.38
Regular Principal Payment	$22,351,764.41	$22,351,764.41	$0.00	$0.00	$2,600,671.97
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,600,671.97
Residual Released to Depositor	$0.00	$2,600,671.97	$0.00	$0.00	$0.00
Total		$26,148,684.10

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$22,351,764.41
Total					$22,351,764.41

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$12,311,630.08	$61.56	$44,726.05	$0.22	$12,356,356.13	$61.78
Class A-2b Notes	$10,040,134.33	$61.56	$54,151.53	$0.33	$10,094,285.86	$61.89
Class A-3 Notes	$0.00	$0.00	$353,523.33	$1.16	$353,523.33	$1.16
Class A-4 Notes	$0.00	$0.00	$137,040.00	$1.33	$137,040.00	$1.33
Class B Notes	$0.00	$0.00	$51,054.33	$1.62	$51,054.33	$1.62
Class C Notes	$0.00	$0.00	$38,416.25	$1.83	$38,416.25	$1.83
Total	$22,351,764.41	$21.23	$678,911.49	$0.64	$23,030,675.90	$21.87

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	June 2017
Payment Date	7/17/2017
Transaction Month	18

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$47,920,771.67	0.2396039	$35,609,141.59	0.1780457
Class A-2b Notes	$39,079,389.29	0.2396039	$29,039,254.96	0.1780457
Class A-3 Notes	$305,200,000.00	1.0000000	$305,200,000.00	1.0000000
Class A-4 Notes	$102,780,000.00	1.0000000	$102,780,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$547,610,160.96	0.5202403	$525,258,396.55	0.4990057

Pool Information
Weighted Average APR	2.792%	2.782%
Weighted Average Remaining Term	43.39	42.55
Number of Receivables Outstanding	32,898	32,234
Pool Balance	$620,803,472.55	$595,981,692.01
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$572,253,583.11	$549,529,491.99
Pool Factor	0.5425825	0.5208883

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,720,820.87
Targeted Credit Enhancement Amount	$8,939,725.38
Yield Supplement Overcollateralization Amount	$46,452,200.02
Targeted Overcollateralization Amount	$70,723,295.46
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$70,723,295.46

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,720,820.87
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,720,820.87
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,720,820.87

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	June 2017
Payment Date	7/17/2017
Transaction Month	18
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		68	$192,025.54
(Recoveries)		52	$47,256.69
Net Loss for Current Collection Period			$144,768.85
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2798%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5563%
Second Prior Collection Period			0.3044%
Prior Collection Period			0.6269%
Current Collection Period			0.2855%
Four Month Average (Current and Prior Three Collection Periods)			0.4433%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,448	$5,128,218.49
(Cumulative Recoveries)			$368,713.48
Cumulative Net Loss for All Collection Periods			$4,759,505.01
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4160%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,541.59
Average Net Loss for Receivables that have experienced a Realized Loss			$3,286.95

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.94%	259	$5,602,497.42
61-90 Days Delinquent	0.16%	31	$924,250.94
91-120 Days Delinquent	0.04%	9	$251,174.54
Over 120 Days Delinquent	0.08%	20	$486,190.85
Total Delinquent Receivables	1.22%	319	$7,264,113.75

Repossession Inventory:
Repossessed in the Current Collection Period		22	$530,945.31
Total Repossessed Inventory		29	$738,080.98

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1698%
Prior Collection Period			0.2037%
Current Collection Period			0.1861%
Three Month Average			0.1865%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2788%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	June 2017
Payment Date	7/17/2017
Transaction Month	18

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer